Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management Objectives And Policies
Schedule of financial instruments

The Company’s financial instruments consist of cash, trade and other receivables, trade and other payables, borrowings and Convertible Notes:

	30 June 2018 AUD$	30 June 2017 AUD$

Cash	4,727,430	3,994,924
Trade receivables	492,276	1,768,237
Trade and other payables	(689,326)	(1,290,389)
Borrowings (See Notes 13 and 20)	—	(139,864)
Convertible notes	—	(226,000)

Schedule of financial assets and liabilities are subject to foreign currency risk

The following financial assets and liabilities are subject to foreign currency risk:

	30 June 2018 AUD$	30 June 2017 AUD$
Cash (AUD/USD)	4,222,310	2,770,682
Trade and other receivable (AUD/USD)	161,138	126,207
Trade and other payables (AUD/USD)	57,667	502,651
Trade and other payables (AUD/CHF)		—
Trade and other payables (AUD/NZD)		—
Trade and other payables (AUD/ISL)	4,320	20,489

Schedule of exchange rates

The analysis shows that if the Company’s exposure to foreign currency risk was to fluctuate as disclosed below and all other variables had remained constant, then the foreign currency sensitivity impact on the Company’s loss after tax and equity would be as follows:

Trade and Other Payables	30 June 2018 (Higher) / Lower AUD$	30 June 2017 (Higher) / Lower AUD$
AUD / USD: 2018 +8.00% (2017: +8.00%)	6,343	35,186
AUD / USD: 2018 -8.00% (2017:-8.00%)	(6,343)	(35,186)
AUD / ISL: 2018 +11.00% (2017: +11.00%)	302	2,254
AUD / ISL: 2018 -11.00% (2017: -11.00%)	(302)	(2,254)

Schedule of trade and other receivables

The Company has analyzed its trade receivables (excluding R&D receivable) below:

	0 - 30 days AUD$	31 - 60 days AUD$	61 - 90 days AUD$	90 days + AUD$	Total AUD$

2018 Trade receivables	250,806	122,890	106,494	11,986	492,276

2017 Trade receivables	173,248	33,731	419	62,727	270,125

Schedule of trade and other payables

The Company has analyzed its trade and other payables below:

	0 - 30 days AUD$	31 - 60 days AUD$	61 - 90 days AUD$	90 days + AUD$	Total AUD$
2018 Trade and other payables and notes payable	216,938	—	—	—	216,938
2018 Borrowings (see Note 18 for repayment terms)	—	—	—	—	—
2018 Convertible notes (note 13 for repayment terms)	—	—	—	—	—

2017 Trade and other payables and notes payable	1,074,569	102,546	72,052	77,395	1,326,562
2017 Borrowings (see Note 18 for repayment terms)	n/a	n/a	n/a	n/a	139,864
2017 Convertible notes (note 13 for repayment terms)	n/a	n/a	n/a	n/a	226,000